Bank Loans and issuance of Debt Securities	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about borrowings [abstract]
Bank Loans and issuance of Debt Securities
16.
Bank Loans and issuance of Debt Securities
a.
Bank Loans

The Company contracted debt securities in Mexico to finance capital investments and refinance maturities, in addition to contracting bank loans for business acquisitions and for the financing of investments in airports located in Jamaica. The totality of the credits contracted with banking institutions and third parties are described below:

	December 31 2020		December 31 2021		December 31 2022
MBJA signed a simple unsecured loan with its shareholder Vantage in June 2007 for USD$10,936,000, which is repayable at the same maturity date as the IFC´s loans but are subject to restrictions. Interest is accrued at an interest rate of 14% per annum and semi-annual instalments.	Ps.	218,176	Ps.	225,119	Ps.	211,754
In February 2009, MBJA signed a simple unsecured loan with its shareholder Vantage for USD$510,000 to finance expenses related to a construction project of MBJA. The interest rate was set at 8%. The loan does not have an expiration date, no payments on account of capital have been made.		10,174		10,498		9,874
On January 19, 2016, GAP refinanced with Bank of Nova Scotia the simple unsecured loan contracted previously for the amount of USD$95.5 million, with a five-year maturity. The loan bears interest at LIBOR 1M plus 99 basis points.		1,905,101		1,965,724		—
On February 15, 2016, GAP refinanced with BBVA Bancomer the simple unsecured loan contracted previously for the amount of USD$95.5 million, with a five-year maturity. The loan bears interest at LIBOR 1M plus 105 basis points.		1,905,101		1,965,724		—
On December 28, 2017, MBJA signed a simple unsecured loan with The Bank of Nova Scotia Jamaica Limited for USD$40,000,000. The loan bears interest at LIBOR 1M plus 285 basis points for a period of 7 years from this disposition and semi-annual instalments. As of December 31, 2022 the balance amounted to USD$20.0 million.		718,153		576,338		387,230
On April 13, 2020, GAP signed a simple unsecured loan with Scotiabank for Ps. 1,000,000 for a period of 15 months at a variable interest rate 28 days TIIE variable plus 100 basis points. On May 13, 2021 the balance amounted was paid.		1,000,000		—		—
On May 15, 2020, GAP signed a simple unsecured loan with BBVA Bancomer Ps. 1,000,000. The loan bears interest at a fixed annual interest rate of 6.99%. On May 26, 2021 the balance amounted was paid.		1,000,000		—		—
On September 3, 2020, MBJA signed a simple unsecured loan with The Bank of Nova Scotia Jamaica Limited for USD$60,000,000. The loan bears interest at LIBOR plus 310 basis points for a period of 5 years from this disposition and semi-annual instalments. As of December 31, 2022 the balance amounted to USD$30,000,000.		598,461		617,505		580,845
On March 18, 2022, GAP refinanced with Bank of Nova Scotia the simple unsecured loan contracted previously for the amount of USD$95.5 million, with a four-years maturity. The loan bears interest at a fixed annual interest rate of 2.64%.		—		—		1,849,023
On March 18, 2022, GAP refinanced with BBVA Bancomer the simple unsecured loan contracted previously for the amount of USD$95.5 million, with a four-years maturity. The loan bears interest at a fixed annual interest rate of 2.45%.		—		—		1,849,023
On November 07, 2022, GAP signed a simple unsecured loan with Scotiabank for Ps.1,500,000 for a period of 12 months with a possible extension of 6 months at a variable interest rate 28 days TIIE variable plus 38 basis points, the payment of the principal will be at maturity.		—		—		1,500,000
On December 09, 2022, GAP signed a simple unsecured loan with Citibanamex for Ps.1,500,000 for a period of 18 months at a variable interest rate 28 days TIIE variable plus 38 basis points, the payment of the principal will be at maturity.		—		—		1,500,000
Total unpaid balance of bank loans and long-term debt		7,355,166		5,360,908		7,887,749
Less - Current portion		(1,159,590)		(164,668)		(1,654,891)
Long-term portion	Ps.	6,195,576	Ps.	5,196,240	Ps.	6,232,858

b)
Issuance of Debt Securities

	December 31 2020	December 31 2021	December 31 2022
Unsecured debt securities issued in the Mexican market on February 20, 2015, for Ps.1,500,000 under the name "GAP 15-2" at a fixed annual interest rate of 7.08% over a period of 10 years, maturing on February 7, 2025.	1,500,000	1,500,000	1,500,000
Unsecured debt securities issued in the Mexican market on July 8, 2016, for Ps.1,500,000 under the "GAP 16" name, at a variable interest rate of 28-day TIIE plus 49 basis points for a period of five years. On July 2, 2021 the balance amounted was paid.	1,500,000	—	—
Unsecured debt securities issued in the Mexican market on April 6, 2017, for Ps.1,500,000 under the "GAP 17" name, at a variable interest rate of 28-day TIIE plus 49 basis points for a period of five years. On March 31, 2022, the balance amounted was paid.	1,500,000	1,500,000	—
Unsecured debt securities issued in the Mexican market on November 9, 2017, for Ps.2,300,000 under the "GAP 17-2" name, at a variable interest rate of 28-day TIIE plus 44 basis points for a period of five years. On November 3, 2022, the balance amounted was paid.	2,300,000	2,300,000	—
Unsecured debt securities issued in the Mexican market on March 29, 2019, for Ps.3,000,000 under the "GAP 19" name, at a variable interest rate of 28-day TIIE plus 45 basis points for a period of five years. As of December 31, 2022, the TIIE rate is 10.7605%.	3,000,000	3,000,000	3,000,000
Unsecured debt securities issued in the Mexican market on February 13, 2020, for Ps.3,000,000 under the "GAP 20" name, at a variable interest rate of 28-day TIIE plus 17 basis points for a period of five years. As of December 31, 2022, the TIIE rate is 10.7605%.	3,000,000	3,000,000	3,000,000
Unsecured debt securities issued in the Mexican market on June 25, 2020, for Ps.602,000 under the "GAP 20-2" name, at a variable interest rate of 28-day TIIE plus 85 basis points for a period of three years. As of December 31, 2022, the TIIE rate is 10.7605%.	602,000	602,000	602,000
Unsecured debt securities issued in the Mexican market on June 25, 2020, for Ps.3,598,000 under the "GAP 20-3" name, at a fixed interest rate of 8.14% for a period of seven years.	3,598,000	3,598,000	3,598,000
Unsecured debt securities issued in the Mexican market on May 7, 2021, for Ps.2,500,000 under the "GAP 21" name, at a variable interest rate of 28-day TIIE plus 60 basis points for a period of four years. As of December 31, 2022, the TIIE rate is 10.7605%	—	2,500,000	2,500,000
Unsecured debt securities issued in the Mexican market on May 7, 2021, for Ps.3,000,000 under the "GAP 21-2" name, at a fixed interest rate of 7.91% for a period of seven years.	—	3,000,000	3,000,000
Green debt securities with unsecured guarantee, issued in the Mexican market on October 15, 2021, for 5-year with ticker symbol “GAP21V”, for Ps.1,500,000. Interest payable every 28 days at a variable rate of TIIE-28 plus 25 basis points; the payment of the principal will be at maturity, on October 9, 2026, with the option of early amortization. As of December 31, 2022, the TIIE rate is 10.7605%.	—	1,500,000	1,500,000
Unsecured 5-year debt securities issued in the Mexican market on March 17, 2022, for Ps.2,000,000 under the “GAP 22” name, at a variable rate of TIIE-28 plus 18 basis points for a period of five years. As of December 31, 2022, the TIIE rate is 10.7605%.	—	—	2,000,000
Unsecured debt securities issued in the Mexican market on March 17, 2022, for Ps.3,000,000 under the "GAP 22-2" name, at a fixed interest rate of 9.67% for a period of ten years.	—	—	3,000,000
Unsecured debt securities issued in the Mexican market on September 26, 2022, for Ps.2,757,588 under the "GAP 22L" name, at a variable rate of TIIE-28 plus 26 basis points for a period of five years. As of December 31, 2022, the TIIE rate is 10.7605%.	—	—	2,757,588
Total unpaid balance of long-term debt	17,000,000	22,500,000	26,457,588

Less - Current portion		(1,500,000)		(3,800,000)		(602,000)
Long-term portion	Ps.	15,500,000	Ps.	18,700,000	Ps.	25,855,588

The resources obtained during 2022 from the issuance of the long-term debt securities were allocated to finance capital investments set forth in the MDP and commercial investment for the Mexican Airports, from which Ps.3,800,000 were used to pay the principal of the stock certificates GAP 17, issued on April 6, 2017, a maturity on March 31, 2022 and GAP 17-2, issued on November 9, 2017, a maturity on November 03, 2022. Issuance expenses of Ps.15,957 were recognized.

The debt previously described, matures as follows:

Year	Amount
2023	Ps.	2,256,891
2024		4,654,892
2025		11,356,338
2026		4,257,588
2027		5,598,000
Thereafter		6,221,628
	Ps.	34,345,337

As of December 31, 2020, 2021 and 2022, debts are payable by the following companies:

	At December 31, 2020
Company	Current		Long-Term		Total
GAP	Ps.	2,500,000	Ps.	20,310,202	Ps.	22,810,202
MBJA		159,590		1,385,374		1,544,964
Total	Ps.	2,659,590	Ps.	21,695,576	Ps.	24,355,166

	At December 31, 2021
Company	Current		Long-Term		Total
GAP	Ps.	3,800,000	Ps.	22,631,449	Ps.	26,431,449
MBJA		164,668		1,264,791		1,429,459
Total	Ps.	3,964,668	Ps.	23,896,240	Ps.	27,860,908

	At December 31, 2022
Company	Current		Long-Term		Total
GAP	Ps.	2,102,000	Ps.	31,053,634	Ps.	33,155,634
MBJA		154,891		1,034,812		1,189,703
Total	Ps.	2,256,891	Ps.	32,088,446	Ps.	34,345,337

The loan agreements limit the Company’s use of proceeds for the financing of capital expenditures, working capital and prepayments of loans, in addition to prohibiting the merger of the airport creditors with any other entity, as well as the prohibition of sales or transfers of assets in an amount greater than Ps.1,000, without previous authorization from the creditors. In the event of non-compliance with any of the contracts, dividends from the legal entity may not be decreed. The obligation to maintain certain financial ratios is also established, with the refinancing of the loans some modifications were made and have been fulfilled.

As a result of the issuance of the debt securities, the Company has covenants which have been fulfilled during 2020, 2021 and 2022. The principal payment of the debt securities will be made at the end of the contractual term. Direct costs incurred in the issuance or incurrence of debt are deferred and amortized as part of interest expense, using the effective interest rate over the term of each transaction. These costs include commissions and professional fees.

c)
Reconciliation of liabilities arising from financing activities

									Non-cash changes
	Balance as of January 1, 2020		Repayments on bank loans		Proceeds from issuance of Debt securities		Proceeds from Debt long-term		Exchange effects		Long-term reclassification		Fair value adjustments in P&L		Hedges fair value adjustments		Balance as of December 31, 2020
Debt securities current portion	Ps.	2,200,000	Ps.	(2,200,000)	Ps.	—	Ps.	—	Ps.	9,170	Ps.	2,650,420	Ps.	—	Ps.	—	Ps.	2,659,590
Long-term borrowings		4,437,043		—		—		2,709,125		199,828		(1,150,420)		—		—		6,195,576
Debt securities		9,800,000		—		7,200,000		—		—		(1,500,000)		—		—		15,500,000
Derivative financial instruments (Note 15)		261,293		—		—		—		—		—		62,249		427,162		750,704
Total	Ps.	16,698,336	Ps.	(2,200,000)	Ps.	7,200,000	Ps.	2,709,125	Ps.	208,998	Ps.	—	Ps.	62,249	Ps.	427,162	Ps.	25,105,870

									Non-cash changes
	Balance as of January 1, 2021		Repayments on bank loans		Proceeds from issuance of Debt securities		Proceeds from Debt long-term		Exchange effects		Long-term reclassification		Fair value adjustments in P&L		Hedges fair value adjustments		Balance as of December 31, 2021
Debt securities current portion	Ps.	2,659,590	Ps.	(2,659,590)	Ps.	—	Ps.	—	Ps.	—	Ps.	3,964,668	Ps.	—	Ps.	—	Ps.	3,964,668
Long-term borrowings		6,195,576		(4,782,073)		—		3,779,413		167,992		(164,668)		—		—		5,196,240
Debt securities		15,500,000		—		7,000,000		—		—		(3,800,000)		—		—		18,700,000
Derivative financial instruments (Note 15)		750,704		—		—		—		—		—		(51,656)		(717,372)		(18,324)
Total	Ps.	25,105,870	Ps.	(7,441,663)	Ps.	7,000,000	Ps.	3,779,413	Ps.	167,992	Ps.	—	Ps.	(51,656)	Ps.	(717,372)	Ps.	27,842,584

									Non-cash changes
	Balance as of January 1, 2022		Repayments on bank loans		Proceeds from issuance of Debt securities		Proceeds from Debt long-term		Exchange effects		Long-term reclassification		Fair value adjustments in P&L		Hedges fair value adjustments		Balance as of December 31, 2022
Debt securities current portion	Ps.	3,964,668	Ps.	(3,964,668)	Ps.	—	Ps.	1,500,000	Ps.	—	Ps.	756,892	Ps.	—	Ps.	—	Ps.	2,256,892
Long-term borrowings		5,196,240		(3,874,339)		—		5,372,783		(306,934)		(154,892)		—		—		6,232,858
Debt securities		18,700,000		—		7,757,588		—		—		(602,000)		—		—		25,855,588
Derivative financial instruments (Note 15)		(18,324)		—		—		—		—		—		(6,756)		(216,412)		(241,492)
Total	Ps.	27,842,584	Ps.	(7,839,007)	Ps.	7,757,588	Ps.	6,872,783	Ps.	(306,934)	Ps.	—	Ps.	(6,756)	Ps.	(216,412)	Ps.	34,103,846